Quarterly Holdings Report
for
Fidelity® Disruptive Finance ETF
February 29, 2024
DRF-NPRT3-0424
1.9907230.100
Common Stocks - 99.7%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.8%
Broadline Retail - 0.8%
MercadoLibre, Inc. (a)	237	378,086
FINANCIALS - 89.3%
Banks - 10.5%
DBS Group Holdings Ltd.	50,692	1,255,668
DNB Bank ASA	57,859	1,156,494
FinecoBank SpA	103,465	1,429,123
Nu Holdings Ltd. (a)	45,300	501,924
Pathward Financial, Inc.	7,882	400,721
SVB Financial Group (a)	3,206	256
		4,744,186
Capital Markets - 21.9%
BlackRock, Inc. Class A	3,032	2,459,983
Cboe Global Markets, Inc.	4,609	884,928
Coinbase Global, Inc. (a)	5,187	1,055,866
Intercontinental Exchange, Inc.	13,650	1,889,433
London Stock Exchange Group PLC	12,225	1,369,710
MarketAxess Holdings, Inc.	2,400	512,184
MSCI, Inc.	960	538,531
Tradeweb Markets, Inc. Class A	6,612	699,682
Virtu Financial, Inc. Class A	27,749	500,869
		9,911,186
Consumer Finance - 7.8%
Ally Financial, Inc.	13,044	482,498
Capital One Financial Corp.	15,206	2,092,498
NerdWallet, Inc. (a)	57,120	963,614
		3,538,610
Financial Services - 41.5%
Adyen BV (a)(b)	1,523	2,403,245
Apollo Global Management, Inc.	11,914	1,331,985
AvidXchange Holdings, Inc. (a)	72,543	964,096
Block, Inc. Class A (a)	13,729	1,091,044
Dlocal Ltd. (a)	116,285	1,937,308
Fiserv, Inc. (a)	4,817	719,034
Flywire Corp. (a)	72,154	2,048,452
MasterCard, Inc. Class A	5,379	2,553,734
PennyMac Financial Services, Inc.	5,579	473,824
Remitly Global, Inc. (a)	17,438	359,572
Repay Holdings Corp. (a)	49,127	426,914
Shift4 Payments, Inc. (a)	4,947	406,742
UWM Holdings Corp. Class A	57,300	365,574
Visa, Inc. Class A	9,613	2,717,020
Wise PLC (a)	86,635	1,003,700
		18,802,244
Insurance - 7.6%
Beazley PLC	61,070	502,618
BRP Group, Inc. (a)	65,263	1,815,617
Hiscox Ltd.	78,891	1,128,288
		3,446,523
TOTAL FINANCIALS		40,442,749
INDUSTRIALS - 6.6%
Professional Services - 6.6%
Equifax, Inc.	8,958	2,450,819
Verisk Analytics, Inc.	2,140	517,666
		2,968,485
INFORMATION TECHNOLOGY - 1.9%
Software - 1.9%
Bill Holdings, Inc. (a)	3,164	200,376
MicroStrategy, Inc. Class A (a)(c)	647	661,777
		862,153
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Homes 4 Rent Class A	13,374	494,972
TOTAL COMMON STOCKS (Cost $36,828,613)		45,146,445

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	100,107	100,127
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	589,291	589,350
TOTAL MONEY MARKET FUNDS (Cost $689,477)		689,477

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $37,518,090)	45,835,922
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(561,654)
NET ASSETS - 100.0%	45,274,268

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,403,245 or 5.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	5,858,641	5,758,514	13,609	-	-	100,127	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	334,700	9,984,680	9,730,030	3,097	-	-	589,350	0.0%
Total	334,700	15,843,321	15,488,544	16,706	-	-	689,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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